Schedule of Investments(a)
May 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.46%
Advertising–0.79%
Trade Desk, Inc. (The), Class A(b)	1,335,609	$93,599,479
Aerospace & Defense–1.50%
Airbus SE (France)	559,368	73,424,218
Lockheed Martin Corp.	235,836	104,713,543
		178,137,761
Agricultural & Farm Machinery–0.63%
Deere & Co.	217,550	75,267,949
Aluminum–0.41%
Alcoa Corp.	1,543,659	48,964,863
Application Software–4.79%
HubSpot, Inc.(b)	286,397	148,350,782
Salesforce, Inc.(b)	684,666	152,940,691
Synopsys, Inc.(b)	364,490	165,828,370
Workday, Inc., Class A(b)	486,439	103,120,204
		570,240,047
Asset Management & Custody Banks–1.15%
KKR & Co., Inc., Class A	2,654,626	136,686,693
Automobile Manufacturers–0.59%
General Motors Co.	1,359,850	44,072,739
Tesla, Inc.(b)	127,198	25,939,488
		70,012,227
Automotive Retail–0.91%
O’Reilly Automotive, Inc.(b)	119,803	108,219,248
Biotechnology–1.46%
BioMarin Pharmaceutical, Inc.(b)	808,921	70,327,592
Regeneron Pharmaceuticals, Inc.(b)	140,276	103,181,414
		173,509,006
Broadline Retail–7.27%
Amazon.com, Inc.(b)	6,530,216	787,413,445
MercadoLibre, Inc. (Brazil)(b)(c)	62,682	77,662,998
		865,076,443
Cargo Ground Transportation–0.51%
Knight-Swift Transportation Holdings, Inc.	1,107,925	60,924,796
Casinos & Gaming–1.22%
Las Vegas Sands Corp.(b)	2,641,159	145,607,096
Communications Equipment–0.50%
Arista Networks, Inc.(b)	355,313	59,102,764
Construction Machinery & Heavy Transportation Equipment– 0.35%
Caterpillar, Inc.	203,366	41,842,554
Construction Materials–0.38%
Martin Marietta Materials, Inc.	112,560	44,803,382
Shares		Value
Consumer Electronics–0.78%
Sony Group Corp. (Japan)	989,300	$92,502,440
Copper–0.30%
Freeport-McMoRan, Inc.	1,026,752	35,258,664
Diversified Support Services–0.47%
Cintas Corp.	118,727	56,055,766
Electrical Components & Equipment–0.42%
Rockwell Automation, Inc.	180,248	50,217,093
Electronic Equipment & Instruments–0.64%
Teledyne Technologies, Inc.(b)	197,469	76,746,327
Environmental & Facilities Services–0.68%
Republic Services, Inc.	574,148	81,316,581
Financial Exchanges & Data–1.15%
S&P Global, Inc.	373,241	137,139,941
Food Distributors–0.95%
US Foods Holding Corp.(b)	2,848,065	113,296,026
Health Care Equipment–4.62%
Boston Scientific Corp.(b)	1,493,562	76,888,572
DexCom, Inc.(b)	1,257,144	147,412,705
Intuitive Surgical, Inc.(b)	781,803	240,670,236
Stryker Corp.	308,485	85,012,296
		549,983,809
Home Improvement Retail–0.74%
Lowe’s Cos., Inc.	436,001	87,692,881
Hotels, Resorts & Cruise Lines–1.00%
Booking Holdings, Inc.(b)	47,299	118,662,312
Industrial Machinery & Supplies & Components–0.36%
Parker-Hannifin Corp.	133,696	42,841,546
Integrated Oil & Gas–0.31%
Suncor Energy, Inc. (Canada)	1,314,870	36,816,360
Interactive Home Entertainment–1.90%
Nintendo Co. Ltd. (Japan)	2,324,900	98,597,000
Take-Two Interactive Software, Inc.(b)(c)	923,579	127,204,536
		225,801,536
Interactive Media & Services–9.68%
Alphabet, Inc., Class A(b)	6,021,396	739,848,927
Baidu, Inc., ADR (China)(b)(c)	356,893	43,844,305
Meta Platforms, Inc., Class A(b)	1,389,789	367,904,944
		1,151,598,176
Internet Services & Infrastructure–1.68%
MongoDB, Inc.(b)(c)	542,748	159,453,935
Snowflake, Inc., Class A(b)(c)	244,645	40,454,497
		199,908,432
Life Sciences Tools & Services–1.33%
Mettler-Toledo International, Inc.(b)	65,351	86,385,526

See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Shares		Value
Life Sciences Tools & Services–(continued)
West Pharmaceutical Services, Inc.	214,651	$71,828,664
		158,214,190
Managed Health Care–0.91%
UnitedHealth Group, Inc.	221,723	108,032,315
Movies & Entertainment–1.90%
Netflix, Inc.(b)	572,342	226,206,729
Oil & Gas Equipment & Services–0.47%
Schlumberger N.V.	1,316,144	56,370,448
Passenger Ground Transportation–0.76%
Uber Technologies, Inc.(b)	2,369,940	89,891,824
Pharmaceuticals–3.93%
Bayer AG (Germany)	4,378,036	244,045,067
Eli Lilly and Co.	520,719	223,627,982
		467,673,049
Property & Casualty Insurance–0.42%
Progressive Corp. (The)	388,157	49,649,162
Semiconductor Materials & Equipment–0.55%
ASML Holding N.V., New York Shares (Netherlands)(c)	89,847	64,953,092
Semiconductors–11.07%
Advanced Micro Devices, Inc.(b)	2,269,516	268,279,486
First Solar, Inc.(b)	287,522	58,355,465
Monolithic Power Systems, Inc.	359,235	175,992,819
NVIDIA Corp.	2,151,585	814,030,669
		1,316,658,439
Soft Drinks & Non-alcoholic Beverages–1.53%
Monster Beverage Corp.(b)	3,098,847	181,654,411
Systems Software–15.27%
Microsoft Corp.	4,056,914	1,332,249,989
Oracle Corp.	1,165,817	123,506,653
Palo Alto Networks, Inc.(b)(c)	740,349	157,983,073
ServiceNow, Inc.(b)	372,371	202,860,273
		1,816,599,988
Shares		Value
Technology Hardware, Storage & Peripherals–7.78%
Apple, Inc.	5,220,242	$925,287,894
Trading Companies & Distributors–0.94%
Fastenal Co.(c)	1,070,038	57,621,546
United Rentals, Inc.	162,566	54,262,905
		111,884,451
Transaction & Payment Processing Services–4.46%
Visa, Inc., Class A(c)	2,399,211	530,297,607
Total Common Stocks & Other Equity Interests (Cost $7,129,254,956)		11,831,205,797
Money Market Funds–0.46%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(d)(e)	19,299,765	19,299,765
Invesco Liquid Assets Portfolio, Institutional Class, 5.13%(d)(e)	13,776,637	13,778,014
Invesco Treasury Portfolio, Institutional Class, 5.04%(d)(e)	22,056,875	22,056,875
Total Money Market Funds (Cost $55,134,933)		55,134,654
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $7,184,389,889)		11,886,340,451
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.92%
Invesco Private Government Fund, 5.10%(d)(e)(f)	163,497,537	163,497,537
Invesco Private Prime Fund, 5.22%(d)(e)(f)	421,249,237	421,207,103
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $584,794,275)		584,704,640
TOTAL INVESTMENTS IN SECURITIES–104.84% (Cost $7,769,184,164)		12,471,045,091
OTHER ASSETS LESS LIABILITIES—(4.84)%		(575,432,078)
NET ASSETS–100.00%		$11,895,613,013
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$53,285,703	$611,286,983	$(645,272,921)	$-	$-	$19,299,765	$1,293,148
Invesco Liquid Assets Portfolio, Institutional Class	38,065,065	436,633,559	(460,908,753)	(4,085)	(7,772)	13,778,014	951,960
Invesco Treasury Portfolio, Institutional Class	60,897,946	698,613,696	(737,454,767)	-	-	22,056,875	1,474,520
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	178,796,448	749,848,625	(765,147,536)	-	-	163,497,537	5,008,951*
Invesco Private Prime Fund	459,762,305	1,656,041,432	(1,694,497,322)	(125,983)	26,671	421,207,103	13,589,019*
Total	$790,807,467	$4,152,424,295	$(4,303,281,299)	$(130,068)	$18,899	$639,839,294	$22,317,598

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$11,322,637,072	$508,568,725	$—	$11,831,205,797
Money Market Funds	55,134,654	584,704,640	—	639,839,294
Total Investments	$11,377,771,726	$1,093,273,365	$—	$12,471,045,091
Invesco American Franchise Fund